Fair Value Measurements - Summary of Changes the Fair Value of Level 3 Financial Liabilities Measured Fair Value On Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Beginning balance
Fair value of warrant liabilities reissued in connection with the Merger	$ 49,638
Change in fair value of derivative liabilities	37,965
Ending balance	$ 87,603